Equity (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Millions		12 Months Ended
	Mar. 22, 2023 INR (₨)	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2021	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2025 $ / shares
Disclosure of classes of share capital [line items]
Increase in authorised share capital					₨ 189,000
Authorized Share Capital					₨ 2,040,000
Number of shares authorised | shares					204,000,000
Par value per share | (per share)					₨ 10	$ 10		$ 0
Number of shares issued | shares		434,607,689	183,332,460			434,607,689	434,102,399
Other equity interest		₨ 3,406,000				$ 36	₨ 3,406,000
Other non-current liabilities		7,160,000				76	3,290,000
Other non-current financial liabilities.		₨ 4,030,000				$ 43	₨ 52,000
Sify Infinit Spaces Limited [Member]
Disclosure of classes of share capital [line items]
Description of Waiver Cum Amendment Agreement		i) Sify Infinit Spaces Limited [SISL], a Subsidiary Company has executed a Waiver Cum Amendment Agreement (‘WCA’) dated September 25, 2025, with Sify Technologies Limited, KSSF and KDCF amending the Debenture Subscription Agreement (‘DSA’). This WCA becomes effective and binding on the Parties from the date of filing of the Draft Red Herring Prospectus (‘DRHP’) by SISL in relation to the proposed Initial Public Offering of its equity shares (‘Offer’) with SEBI and shall remain effective until such time WCA is terminated. As per the WCA, the Compulsory Convertible Debentures (‘CCDs’) held by KSSF and KDCF shall be fully, mandatorily, compulsorily and automatically convertible into equity shares upon earlier of:1. October 1, 2031, and March 31, 2033, for KSSF and KDCF respectively without any act or application by KSSF or KDCF;2. Prior to filing the updated DRHP with the Securities and Exchange Board of India ('SEBI') and the updated DRHP shall be filed within 10 business days from the conversion or such other extended time as may be mutually agreed;3. At any time as may be required by KSSF or KDCF.
Description of Waiver Cum Amendment Agreement Termination		ii) The WCA shall stand automatically terminated upon the earlier of the following dates: 1. Twelve months from the date of receipt of final observations from SEBI;2. Exit Long Stop Date as defined in the DSA; 3. the date on which the Board decides not to undertake the IPO or decides to withdraw the IPO or any offer document filed with any regulator/ authorities in respect of the IPO;4. the date on which the offer agreement executed between the Company, KDCF or KSSF and the BRLMs, is terminated; 5. this WCA being terminated by the mutual written agreement of all Parties, including if the listing of the Equity Shares pursuant to the IPO is not completed by then, subject to a withdrawal of the DRHP upon such termination In case of termination of WCA, the provisions of the DSA (as existing prior to the execution of WCA) shall 1.immediately and automatically stand reinstated with full force and effect without any further action or deed required on the part of any Party; and 2.be deemed to have been in force during the period between the date of execution of this WCA and the date of termination of this WCA, without any break or interruption whatsoever.
Other equity interest		₨ 3,406,000
Other non-current liabilities		6,063,000
Other non-current financial liabilities.		9,469,000
Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) [Member]
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value	₨ 525,000	513,000
Intercorporate deposit	₨ 85,000
Discription of number of equity issued for corresponding equity held in amalgamated entity	17.08546 equity shares for every 1 equity share
Print House (India) Pvt Ltd [Member]
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value		₨ 731,000
American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares		104,808,339				104,808,339
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					750,000,000
Par value per share | ₨ / shares		₨ 10			₨ 10
Number of shares issued | shares		505,290				505,290
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					250,000,000
Par value per share | ₨ / shares					₨ 10
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member] | Print House (India) Pvt Ltd [Member]
Disclosure of classes of share capital [line items]
Percentage of preferential dividend payable till redemption				9.00%
Non-Cumulative Compulsorily Convertible Preference Shares Issued From Print House India Private Limited [Member] | Print House (India) Pvt Ltd [Member]
Disclosure of classes of share capital [line items]
Percentage of preferential dividend payable till redemption			6.00%
Borrowings maturity				20 years
Series Four Compulsorily Convertible Debentures [Member]
Disclosure of classes of share capital [line items]
Debt Conversion Converted Instrument Share Price | ₨ / shares			₨ 100
Series Four Compulsorily Convertible Debentures [Member] | Kotak Data Center Fund [Member]
Disclosure of classes of share capital [line items]
Debt Conversions Converted Instrument Shares Issued 1 | shares			48,000,000
Debt Conversion Converted Instrument Amount 1			₨ 4,800,000
Series Five Compulsorily Convertible Debentures [Member]
Disclosure of classes of share capital [line items]
Debt Conversion Converted Instrument Share Price | ₨ / shares			₨ 100
Series Five Compulsorily Convertible Debentures [Member] | Kotak Data Center Fund [Member]
Disclosure of classes of share capital [line items]
Debt Conversions Converted Instrument Shares Issued 1 | shares			12,000,000
Debt Conversion Converted Instrument Amount 1			₨ 1,800,000